Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Loss before income taxes	$ (64,666)	$ 12,551	$ (34,916)
Statutory tax rate	26.50%	26.50%	26.50%
Expected expense (recovery) at statutory rate	$ (17,136)	$ 3,326	$ (9,252)
Tax rate difference	(1)
Permannant difference	107	(3,286)	4,343
Flow through share renunciation			348
Change in unrecognized deferred tax assets	(17,699)	$ 40	$ (4,561)
True-up	(170)
Share issuance costs	(515)
Other	$ 16